UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Armitage
Title:  Managing Director, Egerton Capital Limited
Phone:  011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England          February 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:   $1,453,088
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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





                                                    FORM 13F INFORMATION TABLE
                                                      EGERTON CAPITAL LIMITED
                                                          DECEMBER 31, 2011



COLUMN 1                      COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP     (X1000)    PRN AMT   PRN CALL DISCRETION  MANGRS   SOLE    SHARED     NONE
AMERICAN EXPRESS CO            COM        025816109    67,736   1,425,425  SH        Sole        None          1,425,425
APPLE INC                      COM        037833100   255,882     631,621  SH        Sole        None            631,621
AUTOMATIC DATA PROCESSING IN   COM        053015103    10,386     191,093  SH        Sole        None            191,093
CBS CORP NEW                   CL B       124857202   138,462   5,083,039  SH        Sole        None                     5,083,039
CHECK POINT SOFTWARE TECH LT   ORD        M22465104   101,069   1,909,122  SH        Sole        None          1,909,122
COGNIZANT TECHNOLOGY SOLUTIO   CL A       192446102    24,960     392,090  SH        Sole        None            392,090
ECOLAB INC                     COM        278865100    46,445     805,914  SH        Sole        None            805,914
GOOGLE INC                     CL A       38259P508    62,435      97,191  SH        Sole        None             97,191
MASTERCARD INC                 CL A       57636Q104    94,185     248,990  SH        Sole        None            248,990
MICROSOFT CORP                 COM        594918104    56,440   2,169,085  SH        Sole        None          2,169,085
NEWS CORP                      CL A       65248E104   191,482  10,715,294  SH        Sole        None         10,715,294
SIGNET JEWELERS LIMITED        SHS        G81276100   128,042   2,917,999  SH        Sole        None          2,917,999
TD AMERITRADE HLDG CORP        COM        87236Y108    41,122   2,630,970  SH        Sole        None          2,630,970
TOWERS WATSON & CO             CL A       891894107     5,311      88,416  SH        Sole        None             88,416
UNION PAC CORP                 COM        907818108   176,338   1,673,831  SH        Sole        None          1,673,831
VARIAN MED SYS INC             COM        92220P105    52,793     789,957  SH        Sole        None            789,957






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